SEMI ANNUAL REPORT

                                FEBRUARY 28, 1998

                              TEMPLETON WORLD FUND

[LOGO] FRANKLIN TEMPLETON


PAGE


[FRANKLIN TEMPLETON LOGO]

CELEBRATING OVER FIFTY YEARS


[PHOTOGRAPH OF JEFFREY A. EVERETT, CFA]

JEFFERY A. EVERETT, CFA
Portfolio Manager
Templeton World Fund

Thank you for investing with Franklin Templeton. We encourage our investors to maintain a long-term perspective, and to expect that mixed in with the good years can be some bad years. It's important to remember that all securities markets move both up and down, as do mutual fund share prices. We appreciate your past support and look forward to serving your investment needs in the years ahead.

In 1992, Sir John Templeton retired after a 50-year career of helping investors manage their money. Currently he devotes all of his time and efforts to the John Templeton Foundation. A major portion of his assets remain invested in the Templeton funds, which are managed by many of the investment professionals he selected and trained.

PAGE


SHAREHOLDER LETTER

Your Fund's Objective: Templeton World Fund seeks long-term capital growth through a flexible policy of investing in the equity and debt securities of companies and governments of any nation.

Dear Shareholder:

We are pleased to bring you the semi-annual report of Templeton World Fund, which covers the period ended February 28, 1998.

With major market indices plummeting virtually overnight in August and October, the latter half of 1997 provided investors with a definition of volatility. Fearing that the Asian currency crises could spread to other countries in the same way that growth and economic expansion had proliferated throughout the world in the months leading to the crises, many investors sold equity holdings, sending global markets into a tailspin. Despite the uncertainty about potential long-term effects of the crises and warnings that it may cause what Alan Greenspan called "significant turbulence" in global economies, investor confidence rebounded, and many world equity markets eclipsed


You may find a complete listing of the Fund's portfolio holdings beginning on page 13 of this report.


CONTENTS

Shareholder Letter ................  1

Performance Summary
   Class I ........................  6
   Class II .......................  8

Financial Highlights &
Statement of Investments .......... 11

Financial Statements .............. 21

Notes to Financial Statements ..... 24

[GRAPH] PYRAMID

PAGE


[BAR GRAPH] GEOGRAPHIC DISTRIBUTION

Based on Total Net Assets
2/28/98


                                   % OF TOTAL
  INDUSTRY                         NET ASSETS
  --------                         ----------

  European Stocks                     28.8%

  North American Stocks               24.7%

  Asian Stocks                        10.0%

  Latin American Stocks                9.4%

  Australian &
  New Zealand Stocks                   3.0%

  Middle Eastern &
  African Stocks                       1.7%

  Fixed-Income Securities              8.1%

  Short-Term Investments &
  Other Net Assets                    14.3%



  TOP 10 INDUSTRIES
  2/28/98


                                   % OF TOTAL
  INDUSTRY                         NET ASSETS
  --------                         ----------

  Telecommunications                  7.6%

  Utilities Electrical & Gas          7.0%

  Multi-Industry                      6.3%

  Banking                             6.2%

  Insurance                           5.9%

  Automobiles                         5.5%

  Metals & Mining                     4.8%

  Energy Sources                      4.5%

  Real Estate                         4.3%

  Forest Products & Paper             3.8%


previous highs by the end of the reporting period. Within this difficult environment, the Fund's Class I shares provided a 6.82% cumulative total return for the six months ended February 28, 1998.

Interestingly, the Asian crises developed at a time when we were having increasing difficulty finding undervalued stocks in both developed and emerging markets. In the U.S., a seven-year economic expansion had stretched valuations to levels that we believed were unsustainable. And in Europe, although stock valuations had not been stretched quite as high as those of the U.S., few bargains were available there because the anticipated growth associated with the formation of the European Monetary Union had contributed to rising prices of many securities. At the same time, investor pessimism about Asia created potential investment opportunities, demonstrating the importance of diversification as an investment strategy.

In Europe, deregulation, the dismantling of complex conglomerate structures, and the creation of cost-saving consolidations (particularly in the banking, insurance, and pharmaceutical sectors) continued to lock in value for shareholders and improve share prices during the reporting period. We were enthusiastic about corporate restructurings, as companies instituted cost-cutting programs and increased shareholder value in a variety of ways, and Europe continued to be our most significant geographic weighting.

The U.S. stock market stumbled only briefly due to the Asian crisis, which seemed to have eliminated investors' concerns about inflation. Inflows of cash into equity mutual funds, which had slowed in the final months of 1997, rebounded in early 1998, pushing equity


2

PAGE


markets to new highs. As a result, overvalued companies outnumbered undervalued ones; however, we did find a few blue chip companies, like Eastman Kodak, whose stock prices had lagged and which were beginning to restructure themselves in order to fuel future earnings growth.

During the six months under review, we found an increasing number of undervalued Asian stocks. As a result, stocks from Asian countries represented 10.0% of total net assets by the end of the period, up from 8.3% at the beginning. We took advantage of market declines to purchase additional shares of existing holdings, such as Cheung Kong Holdings Ltd. and Hong Kong Telecommunications Ltd., at what we believed to be bargain prices. We also initiated positions in other companies whose stock prices, in many cases, were more than 50% below their peaks prior to the financial crises.

During the reporting period, improving fundamentals in Latin American equity markets contrasted with stock prices there. We believe some stocks were oversold due to the Asian financial crises, and as a result we sought to take advantage of cheap valuations throughout Latin America. In our view, political and economic changes point to stronger, more stable economies, and if privatization continues, competition and liquidity could improve in the region.

As developments from the Asian crises continue to unfold, we will remain cautious but committed to uncovering values worldwide for the Fund's shareholders. We will continue to utilize our diligent, bottom-up research style in an effort to unearth companies with strong fundamentals whose share prices have been unduly penalized


  TOP 10 COUNTRIES
  REPRESENTED IN THE FUND*
  Equity Investments
  (77.6% Of Total Net Assets)
  2/28/98

                    % OF TOTAL
  COUNTRY           NET ASSETS
  -------           ----------

  United States          23.0%

  United Kingdom          9.8%

  Hong Kong               7.5%

  Brazil                  4.9%

  France                  4.3%

  Sweden                  3.4%

  Australia               2.7%

  Argentina               2.6%

  Netherlands             2.2%

  Spain                   2.0%



*Does not include fixed-income securities and short-term obligations and other net assets.


                                                                               3

PAGE


  TOP 10 EQUITY HOLDINGS
  2/28/98


  COMPANY, INDUSTRY,                  % OF TOTAL
  COUNTRY                             NET ASSETS
  -------                             ----------
  Cheung Kong Holdings Ltd.,
  Multi-Industry, Hong Kong              2.6%

  Ford Motor Co.,
  Automobiles, U.S.                      1.8%

  Morgan Stanley,
  Dean Witter Discover & Co.,
  Financial Services, U.S.               1.8%

  National Westminster Bank Plc.,
  Banking, United Kingdom                1.5%

  British Energy Ltd.,
  Utilities Electrical & Gas,
  United Kingdom                         1.4%

  Telecom Italia SpA,
  Telecommunications, Italy              1.4%

  General Motors Corp.,
  Automobiles, U.S.                      1.3%

  Hutchinson Whampoa Ltd.,
  Multi-Industry, Hong Kong              1.3%

  Entergy Corp.,
  Utilities Electrical & Gas, U.S.       1.3%

  Anglo American Platinum
  Corp. Ltd., Metals & Mining,
  South Africa                           1.2%



because investors have failed to distinguish them from their less stable peers. If countries like Thailand, Korea, and the Philippines restructure and reform, some companies in those areas may provide excellent long-term value. In Europe, we are optimistic about the potential benefits that a single European currency could offer to economies there. And in the U.S., we are confident that if companies continue to restructure their businesses, investors will be rewarded once restructuring is in place.

This discussion reflects the strategies we employed for the Fund during the six months under review, and includes our opinions as of the close of the period. Because economic and market conditions are constantly changing, our strategies and our evaluations, conclusions and decisions regarding portfolio holdings may change as new circumstances arise. All figures shown are as of February 28, 1998, and the Fund's holdings can be expected to change with market developments and management of the portfolio. Although past performance of a specific investment or sector cannot guarantee future performance, such information can be useful in analyzing the securities we purchase or sell for the Fund.

There are, of course, special risks associated with global investing related to market, currency, economic, social, political, and other factors. Emerging markets involve similar but heightened risks, in addition to risks associated with the relatively small size and lesser liquidity of these markets. Although short-term volatility can be disconcerting, declines of as much as 40% to 50% are not unusual in emerging markets. For example, the Hong Kong market has increased


4

PAGE


1,268% in the last 15 years, but has suffered five quarterly declines of more than 20% during that time.(1) These risks and other considerations are discussed in the Fund's prospectus.

We thank you for your continued investment in Templeton World Fund and would like to reaffirm our dedication and commitment to searching the world for the best possible securities for the Fund's portfolio.

Sincerely,




/s/ Jeffrey A. Everett

Jeffrey A. Everett, CFA
Portfolio Manager
Templeton World Fund


(1) Source: Bloomberg. Based on quarterly percentage price change over 15 years ended December 31, 1997.

                                                                               5

PAGE


PERFORMANCE SUMMARY


CLASS I

Templeton World Fund - Class I produced a 6.82% cumulative total return for the six-month period ended February 28, 1998. Cumulative total return measures the change in value of an investment, assuming reinvestment of dividends and capital gains, if any, and does not include the initial sales charge. We have always maintained a long-term perspective when managing the Fund, and encourage shareholders to view their investments in a similar manner. As you can see from the table on page 7, the Fund's Class I shares delivered a 284.36% cumulative total return for the 10-year period ended February 28, 1998.

The Fund's share price, as measured by net asset value, decreased $1.76, from $19.66 on August 31, 1997, to $17.90 on February 28, 1998. During this time, shareholders received per-share distributions of 44.0 cents ($0.4400) in dividend income and $2.60 in capital gains, of which $2.5050 represented long-term gains and 9.5 cents ($0.0950) represented short-term gains. Distributions will vary depending on income earned by the Fund and any profits realized from the sale of securities in the portfolio, as well as the level of the Fund's operating expenses.

Past performance is not predictive of future results.

6

PAGE

  CLASS I
  Periods ended 2/28/98

                                                                     Since
                                                                   Inception
                                    1-Year    5-Year   10-Year     (1/17/78)
--------------------------------------------------------------------------------
  Cumulative Total Return (1)        21.60%   143.69%   284.36%    2,132.05%
  Average Annual Total Return (2)    14.63%    18.09%    13.74%       16.35%
  Value of $10,000 Investment (3)  $11,463   $22,960   $36,224     $210,373

                               2/28/94   2/28/95   2/29/96   2/28/97    2/28/98
--------------------------------------------------------------------------------
  One-Year Total Return (4)    33.23%    -0.15%    23.89%    21.60%     21.60%

(1) Cumulative total return represents the change in value of an investment over the indicated periods and does not include the sales charge.

(2) Average annual total return represents the average annual change in value of an investment over the indicated periods and includes the current, maximum 5.75% initial sales charge. Prior to July 1, 1992, Fund shares were offered at a higher sales charge; thus actual returns would have been lower.

(3) These figures represent the value of a hypothetical $10,000 investment in the Fund over the indicated periods and include the current, maximum 5.75% initial sales charge. Prior to July 1, 1992, Fund shares were offered at a higher sales charge; thus actual returns would have been lower.

(4) One-year total return represents the change in value of an investment over the one-year periods ended on the indicated dates and does not include the sales charge.

On January 1, 1993, the Fund's Class I shares implemented a Rule 12b-1 plan, which affects subsequent performance. All calculations assume reinvestment of dividends and capital gains at net asset value.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility, and the economic, social, and political climates of countries where investments are made. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares.


Past performance is not predictive of future results.

                                                                               7

PAGE


CLASS II

Templeton World Fund - Class II provided a 6.39% cumulative total return for the six-month period ended February 28, 1998. Cumulative total return measures the change in value of an investment, assuming reinvestment of dividends and capital gains, if any, and does not include sales charges.

The Fund's share price, as measured by net asset value, decreased $1.76, from $19.39 on August 31, 1997, to $17.63 on February 28, 1998. During this time, shareholders received per-share distributions of 35.04 cents ($0.3504) in dividend income and $2.60 in capital gains, of which $2.5050 represented long-term gains and 9.5 cents ($0.0950) represented short-term gains. Distributions will vary depending on income earned by the Fund and any profits realized from the sale of securities in the portfolio, as well as the level of the Fund's operating expenses.


Past performance is not predictive of future results.

8

PAGE


  CLASS II
  Periods ended 2/28/98

                                                                 Since
                                                               Inception
                                                      1-Year   (5/1/95)
--------------------------------------------------------------------------------
  Cumulative Total Return (1)                          20.57%    68.91%
  Average Annual Total Return (2)                      18.40%    19.90%
  Value of $10,000 Investment (3)                    $11,840   $16,717

(1) Cumulative total return represents the change in value of an investment over the indicated periods and does not include sales charges.

(2) Average annual total return represents the average annual change in value of an investment over the indicated periods and includes the 1.0% initial sales charge and the 1.0% contingent deferred sales charge applicable to shares redeemed within 18 months of investment.

(3) These figures represent the value of a hypothetical $10,000 investment in the Fund over the indicated periods and include all sales charges.

All calculations assume reinvestment of dividends and capital gains at net asset value. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility, and the economic, social, and political climates of countries where investments are made. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares.


Past performance is not predictive of future results.

                                                                               9

PAGE


TEMPLETON WORLD FUND

CLASS I

If you had invested $10,000 in Templeton World Fund - Class I at inception, it would be worth more than $210,000 today. The chart below illustrates the cumulative total return of a hypothetical $10,000 investment in the Fund on January 17, 1978 (inception), with income dividends and capital gains reinvested through February 28, 1998.*

[LINE GRAPH]


       DATE          INITIAL      INCOME      INITIAL +     CAP GAINS       INITIAL +    TOTAL VALUE
                    INVESTMENT                DIVIDENDS                    CAP GAINS
        1/17/78       $9,425          $0        $9,425           $0           $9,425       $9,425
       12/29/78      $11,348         $47       $11,395          $57          $11,405      $11,452
       12/31/79      $14,119        $287       $14,406         $269          $14,388      $14,675
       12/31/80      $16,588        $761       $17,349         $385          $16,973      $17,734
       12/31/81      $16,352      $1,432       $17,785       $1,052          $17,405      $18,837
       12/31/82      $18,615      $2,466       $21,080       $1,407          $20,021      $22,487
       12/30/83      $23,223      $3,897       $27,121       $3,009          $26,233      $30,130
       12/31/84      $21,697      $4,544       $26,241       $5,320          $27,017      $31,561
       12/31/85      $26,503      $6,879       $33,383       $8,136          $34,640      $41,519
       12/31/86      $27,785      $8,542       $36,327      $12,399          $40,184      $48,726
       12/31/87      $23,864      $9,372       $33,237      $17,157          $41,021      $50,394
       12/30/88      $26,692     $12,020       $38,712      $21,605          $48,297      $60,317
       12/29/89      $30,688     $16,195       $46,883      $27,067          $57,755      $73,950
       12/31/90      $23,393     $14,755       $38,148      $24,042          $47,435      $62,190
       12/31/91      $26,899     $19,268       $46,167      $34,539          $61,438      $80,706
       12/31/92      $24,618     $20,041       $44,660      $38,670          $63,289      $83,330
       12/31/93      $29,614     $25,942       $55,556      $55,777          $85,391     $111,333
       12/30/94      $26,711     $25,330       $52,040      $60,267          $86,978     $112,307
       12/29/95      $28,106     $29,662       $57,767      $78,743         $106,848     $136,510
       12/31/96      $31,197     $37,097       $68,294      $97,500         $128,697     $165,794
       12/31/97      $31,706     $41,942       $73,648     $124,031         $155,737     $197,679
        2/28/98      $33,742     $44,635       $78,377     $131,995         $165,737     $210,373

*Cumulative total return represents the change in value of an investment over the indicated period. All figures have been restated to reflect the maximum 5.75% initial sales charge; thus actual total return for purchasers of shares during the periods shown may differ. Prior to July 1, 1992, these shares were offered at a higher initial sales charge. On January 1, 1993, the Fund's Class I shares implemented a plan of distribution under Rule 12b-1, which will affect subsequent performance.

All figures assume reinvestment of dividends and capital gains at net asset value. Investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares. This was a period of generally rising securities prices.

The historical data shown above pertain only to Class I shares of the Fund. The Fund offers another share class, subject to different fees and expenses, which will affect performance. Please see the prospectus for more details.


Past performance is not predictive of future results.

10

PAGE


TEMPLETON WORLD FUND
Financial Highlights

                                          SIX MONTHS
                                             ENDED                                YEAR ENDED AUGUST 31,
                                       FEBRUARY 28, 1998    ------------------------------------------------------------------
                                          (UNAUDITED)          1997          1996          1995          1994          1993
                                       ---------------------------------------------------------------------------------------
PER SHARE OPERATING
  PERFORMANCE - CLASS I
(For a share outstanding throughout
  the period)
Net asset value, beginning of
period.............................           $19.66            $16.21        $16.76        $17.06        $15.94        $14.42
                                       ---------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income.............              .14               .45           .41           .33           .26           .30
 Net realized and unrealized
   gain............................             1.14              4.47          1.29          1.11          2.50          2.81
                                       ---------------------------------------------------------------------------------------
Total from investment operations...             1.28              4.92          1.70          1.44          2.76          3.11
                                       ---------------------------------------------------------------------------------------
Less distributions from:
 Net investment income.............             (.44)             (.43)         (.37)         (.28)         (.26)         (.38)
 Net realized gains................            (2.60)            (1.04)        (1.88)        (1.46)        (1.38)        (1.21)
                                       ---------------------------------------------------------------------------------------
Total distributions................            (3.04)            (1.47)        (2.25)        (1.74)        (1.64)        (1.59)
                                       ---------------------------------------------------------------------------------------
Net asset value, end of period.....           $17.90            $19.66        $16.21        $16.76        $17.06        $15.94
                                       =======================================================================================
Total Return*......................            6.82%            32.70%        11.73%         9.87%        18.87%        24.71%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's)..........................       $9,254,452        $8,649,994    $6,483,146    $5,868,967    $5,421,691    $4,621,124
Ratios to average net assets:
 Expenses..........................            1.02%**           1.03%         1.03%         1.05%         1.04%         1.02%
 Net investment income.............            1.72%**           2.58%         2.66%         2.18%         1.67%         2.13%
Portfolio turnover rate............           22.73%            39.16%        22.05%        34.05%        30.77%        23.86%
Average commission rate paid***....           $.0036            $.0010        $.0130            --            --            --

*Total return does not reflect sales commissions and is not annualized. **Annualized.
***Relates to purchases and sales of equity securities. Prior to fiscal year 1996 disclosure of average commission rate was not required.
                                                                              11

PAGE



TEMPLETON WORLD FUND
Financial Highlights (continued)

                                                                 SIX MONTHS
                                                                    ENDED                   YEAR ENDED AUGUST 31,
                                                              FEBRUARY 28, 1998      -----------------------------------
                                                                 (UNAUDITED)           1997          1996         1995+
                                                              ----------------------------------------------------------
PER SHARE OPERATING PERFORMANCE - CLASS II
(For a share outstanding throughout the period)
Net asset value, beginning of period......................          $19.39             $16.04        $16.71       $15.36
                                                              ----------------------------------------------------------
Income from investment operations:
 Net investment income....................................             .12                .34           .45          .03
 Net realized and unrealized gain.........................            1.07               4.39          1.11         1.32
                                                              ----------------------------------------------------------
Total from investment operations..........................            1.19               4.73          1.56         1.35
                                                              ----------------------------------------------------------
Less distributions from:
 Net investment income....................................            (.35)              (.34)         (.35)          --
 Net realized gains.......................................           (2.60)             (1.04)        (1.88)          --
                                                              ----------------------------------------------------------
Total distributions.......................................           (2.95)             (1.38)        (2.23)          --
                                                              ----------------------------------------------------------
Net asset value, end of period............................          $17.63             $19.39        $16.04       $16.71
                                                              ==========================================================
Total Return*.............................................           6.39%             31.61%        10.88%        8.79%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's).........................        $312,496           $207,679       $58,619       $7,623
Ratios to average net assets:
 Expenses.................................................           1.80%**            1.83%         1.84%        1.82%**
 Net investment income....................................            .95%**            1.92%         2.14%        1.37%**
Portfolio turnover rate...................................          22.73%             39.16%        22.05%       34.05%
Average commission rate paid***...........................          $.0036             $.0010        $.0130           --

*Total return does not reflect sales commissions or the contingent deferred sales charge and is not annualized.
**Annualized.
***Relates to purchases and sales of equity securities. Prior to fiscal year 1996 disclosure of average commission rate was not required.
+For the period May 1, 1995 (effective date) to August 31, 1995.
                       See Notes to Financial Statements.
 12

PAGE



TEMPLETON WORLD FUND
STATEMENT OF INVESTMENTS, FEBRUARY 28, 1998 (UNAUDITED)

                                                                 COUNTRY          SHARES             VALUE
                                                                 -----------------------------------------
COMMON STOCKS 72.1%
AEROSPACE & MILITARY TECHNOLOGY .1%
Raytheon Co., A.............................................  United States          114,786     $    6,657,588
                                                                                                 --------------
AUTOMOBILES 5.1%
Autoliv Inc. ...............................................      Sweden           2,231,900         68,225,236
Ford Motor Co. .............................................  United States        3,063,400        173,273,563
General Motors Corp. .......................................  United States        1,800,000        124,087,500
Volkswagen AG...............................................     Germany              58,960         38,760,606
Volvo AB, B.................................................      Sweden           3,241,000         87,726,011
                                                                                                 --------------
                                                                                                    492,072,916
                                                                                                 --------------
BANKING 5.4%
Banco Popular Espanol SA....................................      Spain              527,376         46,892,350
Banque Nationale de Paris BNP...............................      France           1,241,680         75,135,779
Credit Suisse Group, reg. ..................................   Switzerland            11,530          2,083,498
Deutsche Bank AG............................................     Germany             869,800         59,746,454
HSBC Holdings Plc. .........................................    Hong Kong          1,956,026         56,590,226
National Australia Cap Sec Plc. ............................    Australia            885,353         25,121,891
National Bank of Canada.....................................      Canada           2,982,000         49,656,350
National Westminster Bank Plc. .............................  United Kingdom       7,756,226        143,054,098
Shinhan Bank Co. Ltd. ......................................   South Korea           807,667          3,842,973
Svenska Handelsbanken, A....................................      Sweden           1,250,000         53,525,661
                                                                                                 --------------
                                                                                                    515,649,280
                                                                                                 --------------
BROADCASTING & PUBLISHING .3%
*Scholastic Corp. ..........................................  United States          302,900         12,002,413
South China Morning Post Ltd. ..............................    Hong Kong         19,038,700         13,770,322
                                                                                                 --------------
                                                                                                     25,772,735
                                                                                                 --------------
BUILDING MATERIALS & COMPONENTS .4%
Gujarat Ambuja Cements Ltd..................................      India            2,224,500         14,274,111
Gujarat Ambuja Cements Ltd., GDR............................      India              647,000          4,723,100
Owens Corning...............................................  United States          275,000          8,490,625
Pioneer International Ltd. .................................    Australia          3,020,756          8,715,218
Siam Cement Public Co. Ltd., fgn. ..........................     Thailand            364,600          5,183,164
                                                                                                 --------------
                                                                                                     41,386,218
                                                                                                 --------------
BUSINESS & PUBLIC SERVICES .8%
Columbia HCA Healthcare Corp. ..............................  United States        2,094,700         56,818,738
*Humana Inc. ...............................................  United States          739,600         18,813,575
Wheelabrator Technologies Inc. .............................  United States          209,500          3,417,469
                                                                                                 --------------
                                                                                                     79,049,782
                                                                                                 --------------
CHEMICALS 1.0%
*Beijing Yanhua Petrochemical Company Ltd., ADR.............      China              390,960          3,616,380
DSM NV......................................................   Netherlands           454,500         45,575,611
European Vinyls Corporation Evc International NV............   Netherlands            65,961          1,219,618
Imperial Chemical Industries Plc. ..........................  United Kingdom       1,442,000         26,275,199

                                                                              13

PAGE


TEMPLETON WORLD FUND
STATEMENT OF INVESTMENTS, FEBRUARY 28, 1998 (UNAUDITED) (CONT.)

                                                                 COUNTRY          SHARES             VALUE
                                                                 -----------------------------------------
COMMON STOCKS (CONT.)
CHEMICALS (CONT.)
Kemira OY, 144A.............................................     Finland              11,000     $      109,885
Shanghai Petrochemical Co. Ltd., H..........................      China          103,092,000         17,043,301
                                                                                                 --------------
                                                                                                     93,839,994
                                                                                                 --------------
DATA PROCESSING & REPRODUCTION 3.0%
*3com Corp. ................................................  United States        2,560,700         91,545,025
*Bay Networks Inc. .........................................  United States        2,573,663         87,182,834
International Business Machines Corp. ......................  United States          300,000         31,331,250
*Intuit Inc. ...............................................  United States          354,600         16,488,900
*Quantum Corp. .............................................  United States        1,024,560         25,742,070
Rank Group Plc. ............................................  United Kingdom       5,522,116         30,386,285
                                                                                                 --------------
                                                                                                    282,676,364
                                                                                                 --------------
ELECTRICAL & ELECTRONICS 1.3%
ABB AB, A...................................................      Sweden           2,048,000         25,732,825
Ametek Inc. ................................................  United States          271,700          7,301,938
General Electric Co. Plc. ..................................  United Kingdom       6,661,300         43,733,369
Philips Electronics NV......................................   Netherlands           625,460         48,645,359
                                                                                                 --------------
                                                                                                    125,413,491
                                                                                                 --------------
ENERGY EQUIPMENT & SERVICES .1%
Sun Co. Inc. ...............................................  United States          163,000          6,509,812
                                                                                                 --------------
ENERGY SOURCES 3.7%
Norsk Hydro AS..............................................      Norway             345,333         15,085,417
Petron Corporation..........................................   Philippines        49,928,000          7,406,039
Rao Gazprom, ADR, Reg S.....................................      Russia             689,251         14,198,571
Repsol SA...................................................      Spain              900,000         40,158,710
Societe Elf Aquitane SA.....................................      France             809,000         92,187,289
Transportadora de Gas del Sur SA, ADR, B....................    Argentina          1,400,000         16,450,000
Valero Energy Corp., new....................................  United States        1,899,550         67,434,025
YPF Sociedad Anonima........................................    Argentina          1,400,000         44,542,717
YPF Sociedad Anonima, ADR...................................    Argentina          1,822,100         57,623,913
                                                                                                 --------------
                                                                                                    355,086,681
                                                                                                 --------------
FINANCIAL SERVICES 3.6%
Axa-UAP.....................................................      France             920,663         89,167,230
Fannie Mae..................................................  United States          729,600         46,577,600
Merrill Lynch & Co. Inc. ...................................  United States          513,900         36,775,969
Morgan Stanley, Dean Witter Discover & Co. .................  United States        2,450,972        170,802,111
                                                                                                 --------------
                                                                                                    343,322,910
                                                                                                 --------------
FOOD & HOUSEHOLD PRODUCTS 2.5%
Archer-Daniels Midland Co...................................  United States        2,103,407         47,195,195
+*Boston Chicken Inc. ......................................  United States        5,698,900         39,536,119
C P Pokphand Co. Ltd. ......................................    Hong Kong            253,000             49,015
Grupo Embotellador de Mexico SA de CV, GDR..................      Mexico           1,684,000         21,471,000

 14

PAGE


TEMPLETON WORLD FUND
STATEMENT OF INVESTMENTS, FEBRUARY 28, 1998 (UNAUDITED) (CONT.)

                                                                 COUNTRY          SHARES             VALUE
                                                                 -----------------------------------------
COMMON STOCKS (CONT.)
FOOD & HOUSEHOLD PRODUCTS (CONT.)
Hillsdown Holdings Plc. ....................................  United Kingdom      15,923,076     $   41,710,914
IBP Inc. ...................................................  United States        2,500,000         55,781,250
McBride Plc. ...............................................  United Kingdom       2,561,600          8,060,654
Panamerican Beverages Inc., A...............................      Mexico             640,400         23,334,575
Pepsi-Gemex SA de CV........................................      Mexico             562,500          1,207,549
                                                                                                 --------------
                                                                                                    238,346,271
                                                                                                 --------------
FOREST PRODUCTS & PAPER 3.8%
Aracruz Celulose SA, ADR....................................      Brazil           1,640,000         22,447,500
Assidomaen AB...............................................      Sweden             800,000         19,703,694
Carter Holt Harvey Ltd. ....................................   New Zealand         2,686,400          4,099,264
Enso OY, R..................................................     Finland           2,607,500         23,585,070
Fletcher Challenge Ltd. Forestry Division, Aus. ............   New Zealand           313,470            236,207
Fletcher Challenge Ltd. Forestry Division, N.Z. ............   New Zealand        12,481,021          9,267,200
Fletcher Challenge Paper Ltd. ..............................   New Zealand         9,189,576         12,357,141
Georgia-Pacific Corp. ......................................  United States          915,200         53,710,800
Georgia-Pacific Timber Group................................  United States          915,200         20,878,000
Metsa Serla OY, B...........................................     Finland           2,552,500         22,809,427
Mo Och Domsjoe AB, B........................................      Sweden             600,000         17,478,277
Norske Skogindustrier AS, A.................................      Norway             430,170         13,114,247
PT Tjiwi Kimia TBK..........................................    Indonesia         39,745,913          7,438,481
*PT Tjiwi Kimia TBK, wts. ..................................    Indonesia          5,370,265            390,019
St. Joe Paper Corp. ........................................  United States        1,126,200         38,431,575
Stora Kopparbergs Bergslags AB, A...........................      Sweden             248,000          3,612,177
Stora Kopparbergs Bergslags AB, B...........................      Sweden           1,652,000         23,855,223
Svenska Cellulosa AB, B.....................................      Sweden             719,600         16,373,970
UPM-Kymmene Corp. ..........................................     Finland           2,242,290         58,238,654
                                                                                                 --------------
                                                                                                    368,026,926
                                                                                                 --------------
HEALTH & PERSONAL CARE .7%
China Pharmaceutical Enterprise & Invt. Corp. Ltd. .........      China              578,000             78,386
Pharmacia & Upjohn..........................................  United States        1,682,700         66,571,819
                                                                                                 --------------
                                                                                                     66,650,205
                                                                                                 --------------
INDUSTRIAL COMPONENTS 1.3%
BTR Plc. ...................................................  United Kingdom      36,007,800         95,361,525
Goodyear Tire & Rubber Co. .................................  United States          302,600         20,917,225
*Granges AB.................................................      Sweden             284,800          4,913,721
Sandvik AB, A...............................................      Sweden             121,000          3,418,891
Yamato Kogyo Co. Ltd. ......................................      Japan              272,000          2,200,159
                                                                                                 --------------
                                                                                                    126,811,521
                                                                                                 --------------
INSURANCE 5.9%
Ace Ltd. ...................................................     Bermuda             320,800         31,719,100
American Bankers Insurance Group Inc. ......................  United States        1,060,000         59,625,000
American International Group Inc. ..........................  United States          562,500         67,605,469
ING Groep NV................................................   Netherlands         1,052,206         55,740,900

                                                                              15

PAGE


TEMPLETON WORLD FUND
STATEMENT OF INVESTMENTS, FEBRUARY 28, 1998 (UNAUDITED) (CONT.)

                                                                 COUNTRY          SHARES             VALUE
                                                                 -----------------------------------------
COMMON STOCKS (CONT.)
INSURANCE (CONT.)
National Mutual Asia Ltd. ..................................    Hong Kong          8,818,000     $    7,858,469
Partnerre Ltd. .............................................     Bermuda             875,800         42,695,250
SCOR SA.....................................................      France           1,930,533         99,835,999
Travelers Inc. .............................................  United States          699,152         38,977,724
UNUM Corp. .................................................  United States            9,800            504,088
W R Berkley Corp. ..........................................  United States        1,078,500         49,206,563
Zuerich Versicherung, new...................................   Switzerland           198,480        108,274,122
                                                                                                 --------------
                                                                                                    562,042,684
                                                                                                 --------------
MACHINERY & ENGINEERING
New Holland NV..............................................   Netherlands            21,500            532,125
                                                                                                 --------------
MERCHANDISING 2.7%
*Cifra SA de CV.............................................      Mexico          20,636,922         39,896,355
Coles Myer Ltd., A..........................................    Australia          6,969,068         36,049,840
Dairy Farm International Holdings Ltd. .....................    Hong Kong         33,014,409         39,617,291
David Jones Ltd. ...........................................    Australia         13,322,194         14,922,217
*Gucci Group NV.............................................   Netherlands         1,409,700         59,119,294
LI & Fung Ltd. .............................................    Hong Kong          5,248,000          7,930,461
Safeway Plc. ...............................................  United Kingdom       4,360,133         25,859,960
W.H. Smith Group............................................  United Kingdom       4,207,600         34,140,219
                                                                                                 --------------
                                                                                                    257,535,637
                                                                                                 --------------
METALS & MINING 4.5%
Alcan Aluminum Ltd. ........................................      Canada           1,111,750         34,408,992
Anglo American Platinum Corp. Ltd. .........................   South Africa        8,003,172        114,018,680
Arbed SA....................................................     Belgium             131,200         15,493,027
British Steel Plc. .........................................  United Kingdom      25,213,500         60,647,320
Companhia Siderurgica Nacional CSN, ADR.....................      Brazil             691,280         17,627,640
Elkem AS....................................................      Norway             281,400          3,602,360
Pechiney SA, A..............................................      France             587,123         26,066,466
Pohang Iron & Steel Co. Ltd. ...............................   South Korea           461,745         28,945,940
Reynolds Metals Co. ........................................  United States          740,752         46,158,109
RGC Ltd. ...................................................    Australia          1,385,581          1,881,203
*Titanium Metals............................................  United States          611,600         18,424,450
*Union Miniere NPV..........................................     Belgium             350,000         25,901,683
Vale do Rio Doce, ADR.......................................      Brazil           1,566,800         34,104,570
                                                                                                 --------------
                                                                                                    427,280,440
                                                                                                 --------------
MISCELLANEOUS MATERIALS & COMMODITIES .6%
De Beers Centenary Linked Units, Reg........................   South Africa        2,654,600         52,646,120
                                                                                                 --------------
MULTI-INDUSTRY 6.3%
Alfa SA de CV, A............................................      Mexico              83,200            473,365
Broken Hill Proprietary Co. Ltd. ...........................    Australia          9,127,600         89,845,901
Cheung Kong Holdings Ltd. ..................................    Hong Kong         35,617,000        249,560,510
*Elementis Plc. ............................................  United Kingdom      10,342,027         22,064,854
First Pacific Co. ..........................................    Hong Kong         18,265,000          9,318,276

 16

PAGE
TEMPLETON WORLD FUND
STATEMENT OF INVESTMENTS, FEBRUARY 28, 1998 (UNAUDITED) (CONT.)

                                                                 COUNTRY          SHARES             VALUE
                                                                 -----------------------------------------
COMMON STOCKS (CONT.)
MULTI-INDUSTRY (CONT.)
Hutchison Whampoa Ltd. .....................................    Hong Kong         17,497,000     $  123,727,575
Jardine Matheson Holdings Ltd. .............................    Hong Kong          1,600,834          7,491,903
Jardine Strategic Holdings Ltd. ............................    Hong Kong         16,462,602         46,918,416
Metro Pacific Corp. MDI.....................................   Philippines         1,558,760             65,054
Pilkington Plc. ............................................  United Kingdom       9,574,519         18,140,131
Swire Pacific Ltd., A.......................................    Hong Kong          1,358,100          8,174,034
Swire Pacific Ltd., B.......................................    Hong Kong         27,373,500         27,576,790
                                                                                                 --------------
                                                                                                    603,356,809
                                                                                                 --------------
REAL ESTATE 4.3%
American Health Properties Inc. ............................  United States          443,400         12,110,363
Carramerica Realty Corp. ...................................  United States          201,900          6,006,525
Crescent Real Estate Equities Co. ..........................  United States        1,928,800         65,699,750
Federal Realty Investment Trust.............................  United States          300,000          7,425,000
General Growth Properties...................................  United States          900,000         32,850,000
Highwood Properties Inc., REIT..............................  United States        1,222,900         42,572,206
Inversiones y Representacion SA.............................    Argentina          6,699,668         23,259,710
Inversiones y Representacion SA, GDR........................    Argentina            620,152         21,627,801
IRT Property Co. ...........................................  United States          537,600          6,249,600
Meditrust Companies Inc. ...................................  United States          136,021          4,182,646
National Health Investors Inc. .............................  United States        1,080,000         44,280,000
Nationwide Health Properties Inc. ..........................  United States          400,000         10,575,000
New World Development Co. Ltd. .............................    Hong Kong         13,599,000         50,145,489
Post Properties Inc. .......................................  United States            6,600            257,400
Rouse Co. ..................................................  United States        1,120,000         37,240,000
Summit Properties Inc., REIT................................  United States          867,900         17,574,975
Union du Credit Bail Immobilier Unibail.....................      France             300,436         32,802,681
                                                                                                 --------------
                                                                                                    414,859,146
                                                                                                 --------------
RECREATION & OTHER CONSUMER GOODS 1.0%
Eastman Kodak Co............................................  United States          409,000         26,840,625
Nintendo Co. Ltd. ..........................................      Japan              693,400         63,786,201
                                                                                                 --------------
                                                                                                     90,626,826
                                                                                                 --------------
TELECOMMUNICATIONS 6.2%
Bell Atlantic Corp. ........................................  United States          230,100         20,651,475
British Telecommunications Plc. ............................  United Kingdom       6,312,610         63,648,181
*Digital Telecommunications Philippines Inc. ...............   Philippines        25,360,000          1,466,449
Hong Kong Telecommunications Ltd. ..........................    Hong Kong         25,919,438         54,567,238
Nokia AB, A.................................................     Finland             245,500         24,577,869
PT Indosat TBK, ADR.........................................    Indonesia            183,200          2,748,000
Telecom Argentina Stet-France SA, ADR.......................    Argentina          2,238,800         82,135,975
Telecom Italia Mobile SpA, di Risp..........................      Italy            1,761,480          5,220,039
Telecom Italia SpA..........................................      Italy            3,278,650         22,335,797
Telecom Italia SpA, di Risp.................................      Italy           22,091,250        107,004,975
Telecomunicacoes Brasileiras SA (Telebras)..................      Brazil         147,744,000         14,640,402
Telecomunicacoes de Sao Paulo SA (Telesp)...................      Brazil          29,630,000          6,148,064

                                                                              17

PAGE


TEMPLETON WORLD FUND
STATEMENT OF INVESTMENTS, FEBRUARY 28, 1998 (UNAUDITED) (CONT.)

                                                                 COUNTRY          SHARES             VALUE
                                                                 -----------------------------------------
COMMON STOCKS (CONT.)
TELECOMMUNICATIONS (CONT.)
Telefonica de Espana SA.....................................      Spain            1,624,680     $   55,903,195
Telefonos de Mexico SA (Telmex), L, ADR.....................      Mexico             587,151         29,761,216
U.S. West Communications Group..............................  United States        2,000,000        104,125,000
Videsh Sanchar Nigam Ltd., GDR, 144A........................      India               17,100            224,438
                                                                                                 --------------
                                                                                                    595,158,313
                                                                                                 --------------
TEXTILES & APPAREL .3%
Dawson International Plc. ..................................  United Kingdom         620,777            526,706
*Fruit of the Loom Inc., A..................................  United States          842,600         27,068,525
Inner Mongolia Erdos Cashmere Products Co. Ltd., B..........      China            3,780,200          1,474,278
Yizheng Chemical Fibre Co. Ltd., H..........................      China           16,536,000          3,075,472
                                                                                                 --------------
                                                                                                     32,144,981
                                                                                                 --------------
TRANSPORTATION 1.1%
Air New Zealand Ltd., B.....................................   New Zealand         3,980,000          5,933,596
IMC Holdings Ltd. ..........................................    Hong Kong          5,441,400          1,265,033
Peninsular & Oriental Steam Navigation Co. .................  United Kingdom       6,292,824         80,865,971
Stolt Nielsen SA............................................      Norway             521,500          9,452,188
Stolt Nielsen SA, ADR.......................................      Norway             260,750          4,726,094
                                                                                                 --------------
                                                                                                    102,242,882
                                                                                                 --------------
UTILITIES ELECTRICAL & GAS 6.1%
BG Plc. ....................................................  United Kingdom      10,898,823         54,630,579
British Energy Ltd. ........................................  United Kingdom       6,105,300         44,911,141
British Energy Ltd., 144A...................................  United Kingdom      12,451,700         91,595,836
*Centrais Eletricas Brasileiras SA (Eletrobras), ADR........      Brazil           1,154,800         25,954,006
*Centrica Plc. .............................................  United Kingdom      12,352,000         22,079,673
Cia Energetica de Minas Gerais, ADR.........................      Brazil               7,000            300,403
Cia Sevillana de Electricidad SA............................      Spain            1,531,584         14,744,011
Entergy Corp. ..............................................  United States        4,247,300        122,906,244
Guangdong Electric Power Development Co Ltd., B, 144A.......      China               29,700             17,952
Hong Kong Electric Holdings Ltd. ...........................    Hong Kong          2,636,500          9,364,385
Iberdrola SA................................................      Spain            2,461,317         35,621,376
Korea Electric Power Corp. .................................   South Korea         4,252,040         56,763,302
*Mosenergo, ADR.............................................      Russia           1,122,159         44,605,820
National Grid Group Plc. ...................................  United Kingdom       5,020,277         28,369,220
Shandong Huaneng Power Development Co. Ltd., ADR............      China            1,000,000          8,437,500
VEBA AG.....................................................     Germany             400,000         26,990,820
                                                                                                 --------------
                                                                                                    587,292,268
                                                                                                 --------------
TOTAL COMMON STOCKS (COST $5,193,627,728)...................                                      6,892,990,925
                                                                                                 --------------
PREFERRED STOCKS 5.5%
Banco Bradesco SA, pfd. ....................................      Brazil       8,974,931,227         76,237,083
Centrais Eletricas Brasileiras SA (Eletrobras), pfd., ADR...      Brazil           3,430,645         80,442,502
Cia Vale do Rio Doce, pfd. .................................      Brazil           1,552,700         33,797,655
Coteminas Cia Tecidos Norte de Minas (CTNM), pfd. ..........      Brazil          93,090,200         23,887,234
*Empresa Nacional de Comercio Redito Participacoe, pfd. ....      Brazil          28,832,000             76,535

 18

PAGE


TEMPLETON WORLD FUND
STATEMENT OF INVESTMENTS, FEBRUARY 28, 1998 (UNAUDITED) (CONT.)

                                                                 COUNTRY          SHARES             VALUE
                                                                 -----------------------------------------
PREFERRED STOCKS (CONT.)
Fiat SpA, pfd. .............................................      Italy           17,750,700     $   34,658,280
Nacional Financiera SA, conv., pfd., 11.25%, 5/15/98........      Mexico           1,300,000         64,593,750
News Corp. Ltd., pfd. ......................................    Australia         14,666,631         80,149,333
Petrobras Distribuidora SA, pfd. ...........................      Brazil       1,772,395,300         31,052,008
Petroleo Brasileiro SA (Petrobras), pfd. ...................      Brazil         179,486,000         40,656,918
Telecomunicacoes Brasileiras SA (Telebras), pfd. ...........      Brazil         533,400,000         65,132,239
Telecomunicacoes de Sao Paulo SA (Telesp), pfd. ............      Brazil             116,464             32,255
                                                                                                 --------------
TOTAL PREFERRED STOCKS (COST $442,488,834)..................                                        530,715,792
                                                                                                 --------------

                                                                                 PRINCIPAL
                                                                                 AMOUNT**
                                                                                 --------
BONDS 8.1%
Alactel Alsthom SA, conv., 6.50%, 1/01/00...................      France         168,133,400FRF      34,721,279
Alfa SA de CV, conv., 8.00%, 9/15/00........................      Mexico           6,000,000          7,552,500
Asia Pulp & Paper Co. Ltd., zero coupon, 11/18/12...........    Indonesia         96,650,000         21,625,438
Axa-UAP, conv., 4.50%, 1/01/99..............................      France         130,680,000FRF      47,432,987
Bilboa Vizcaya Investment BV, conv., 3.50%, 7/12/06.........      Spain            8,765,000         23,753,150
Government of Italy, 5.00%, 6/28/01.........................      Italy          123,095,000        198,029,081
Metro Pacific Capital:
  conv., 2.50%, 4/11/03.....................................   Philippines        16,500,000         12,127,500
  144A, 2.50%, 4/11/03......................................   Philippines         7,425,000          5,457,375
National Grid Group Plc., 4.25%, 2/17/08....................  United Kingdom      16,000,000GBP      26,944,282
Robinson Depart. St. Pub Co. Ltd., conv., 3.25%, 7/02/00....     Thailand          3,500,000          1,662,500
Sandoz Capital BVI Ltd., conv., 144A, 2.00%, 10/06/02.......   Switzerland         7,930,000         13,639,600
Sony Corp., conv., 1.40%, 3/31/05...........................      Japan        7,300,000,000JPY      83,941,317
U.S. Treasury Bond, 6.375%, 8/15/27.........................  United States      125,000,000        132,500,125
U.S. Treasury Notes:
  6.125%, 5/15/98...........................................  United States       75,000,000         75,117,225
  6.125%, 8/15/07...........................................  United States       75,000,000         77,343,825
Volkswagen Intl Finance, conv., 144A, 3.00%, 1/24/02........   Netherlands         9,510,000         12,187,350
                                                                                                 --------------
TOTAL BONDS (COST $687,390,295).............................                                        774,035,534
                                                                                                 --------------
SHORT TERM INVESTMENTS 12.4%
Federal Farm Credit Banks, 5.35% to 5.62%,
  with maturities to 6/01/98................................  United States      376,230,000        376,161,183
Federal Home Loan Banks, 5.315% to 5.32%,
  with maturities to 4/13/98................................  United States      123,500,000        122,759,450
Federal Home Loan Mortgage Corporation, 5.31% to 5.41%,
  with maturities to 3/31/98................................  United States      347,374,000        346,512,377
Federal National Mortgage Association, 5.50% to 6.07%,
  with maturities to 4/23/98................................  United States      118,463,000        118,275,578
U.S. Treasury Bill, 5.055%, 4/30/98.........................  United States       70,000,000         69,403,460
U.S. Treasury Notes, 6.00% to 6.25%,
  with maturities to 6/30/98................................  United States      150,000,000        150,328,200
                                                                                                 --------------
TOTAL SHORT TERM INVESTMENTS (COST $1,113,757,179)..........                                      1,183,440,248
                                                                                                 --------------
TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (COST
  $7,437,264,036)...........................................                                      9,381,182,499
                                                                                                 --------------

                                                                              19

PAGE


TEMPLETON WORLD FUND
STATEMENT OF INVESTMENTS, FEBRUARY 28, 1998 (UNAUDITED) (CONT.)

                                                                                 PRINCIPAL
                                                                COUNTRY          AMOUNT**             VALUE
                                                              ------------       --------         -------------
a REPURCHASE AGREEMENTS 1.9%
Barclays de Zoete Wedd Sec Inc., 5.625%, 3/02/98 (Maturity
  Value $20,009,375) Collateralized by U.S. Treasury Notes
  and Bonds.................................................  United States    $  20,000,000     $   20,000,000
Deutsche Bank AG, 5.65%, 3/02/98 (Maturity Value
  $80,037,667) Collateralized by U.S. Treasury Notes and
  Bonds.....................................................  United States       80,000,000         80,000,000
Swiss Bank Corp., 5.55%, 3/02/98 (Maturity Value
  $65,699,392) Collateralized by U.S. Treasury Notes and
  Bonds.....................................................  United States       65,669,000         65,669,000
UBS Securities Inc., 5.62%, 3/02/98 (Maturity Value
  $16,007,493) Collateralized by U.S. Treasury Notes and
  Bonds.....................................................  United States       16,000,000         16,000,000
                                                                                                 --------------
TOTAL REPURCHASE AGREEMENTS (COST $181,669,000).............                                        181,669,000
                                                                                                 --------------
TOTAL INVESTMENTS (COST $7,618,933,036) 100%................                                      9,562,851,499
OTHER ASSETS, LESS LIABILITIES..............................                                          4,096,621
                                                                                                 --------------
TOTAL NET ASSETS 100.0%.....................................                                     $9,566,948,120
                                                                                                 ==============

CURRENCY ABBREVIATIONS:

FRF  -- French Franc
GBP  -- British Pound
JPY  -- Japanese Yen

*Non-income producing.
**Securities traded in U.S. dollars unless otherwise indicated.
a At February 28, 1998, all repurchase agreements held by the Fund had been entered into on that date.
+The Investment Company Act of 1940 defines "affiliated companies" as investments in portfolio companies in which the Fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" at February 28, 1998 were $39,536,119.
                       See Notes to Financial Statements.
 20

PAGE



TEMPLETON WORLD FUND
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 28, 1998 (UNAUDITED)

Assets:
 Investments in securities, at value (cost
  $7,437,264,036)...........................................    $9,381,182,499
 Repurchase agreements, at value and cost...................       181,669,000
 Cash.......................................................         1,958,861
 Receivables:
  Investment securities sold................................        19,091,626
  Capital shares sold.......................................        30,461,492
  Dividends and interest....................................        27,641,825
                                                                --------------
      Total assets..........................................     9,642,005,303
                                                                --------------
Liabilities:
 Payables:
  Investment securities purchased...........................        54,404,050
  Capital shares redeemed...................................        10,121,890
  To affiliates.............................................         6,982,802
 Other liabilities..........................................         3,548,441
                                                                --------------
      Total liabilities.....................................        75,057,183
                                                                --------------
Net assets, at value........................................    $9,566,948,120
                                                                ==============
Net assets consist of:
 Undistributed net investment income........................    $   32,099,657
 Net unrealized appreciation................................     1,943,918,463
 Accumulated net realized gain..............................       373,700,558
 Capital shares.............................................     7,217,229,442
                                                                --------------
Net assets, at value........................................    $9,566,948,120
                                                                ==============
CLASS I:
 Net asset value per share ($9,254,451,634 / 516,949,627
  shares outstanding).......................................            $17.90
                                                                ==============
 Maximum offering price per share ($17.90 / 94.25%).........            $18.99
                                                                ==============
CLASS II:
 Net asset value per share ($312,496,486 / 17,727,547 shares
  outstanding)*.............................................            $17.63
                                                                ==============
 Maximum offering price per share ($17.63 / 99.0%)..........            $17.81
                                                                ==============

*Redemption price per share is equal to net asset value less any applicable sales charge.
                       See Notes to Financial Statements.
                                                                              21

PAGE



TEMPLETON WORLD FUND
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 28, 1998 (UNAUDITED)

Investment Income:
 (net of foreign taxes of $4,547,990)
 Dividends..................................................    $ 70,095,363
 Interest...................................................      52,836,879
                                                                ------------
      Total investment income...............................                       $122,932,242
Expenses:
 Management fees (Note 3)...................................      27,457,938
 Administrative fees (Note 3)...............................       3,465,790
 Distribution fees (Note 3)
       Class I..............................................       9,433,353
       Class II.............................................       1,282,940
 Transfer agent fees (Note 3)...............................       2,969,679
 Custodian fees.............................................       1,279,668
 Reports to shareholders....................................         525,000
 Registration and filing fees...............................         295,000
 Professional fees (Note 3).................................          24,000
 Directors' fees and expenses...............................          17,000
 Other......................................................          31,003
                                                                ------------
      Total expenses........................................                         46,781,371
                                                                                   ------------
            Net investment income...........................                         76,150,871
                                                                                   ------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments...............................................     612,314,825
  Foreign currency transactions.............................      (1,271,093)
                                                                ------------
     Net realized gain......................................                        611,043,732
     Net unrealized depreciation on investments.............                        (81,888,110)
                                                                                   ------------
Net realized and unrealized gain............................                        529,155,622
                                                                                   ------------
Net increase in net assets resulting from operations........                       $605,306,493
                                                                                   ============

                       See Notes to Financial Statements.
 22

PAGE



TEMPLETON WORLD FUND
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                   SIX MONTHS
                                                                      ENDED
                                                                FEBRUARY 28, 1998         YEAR ENDED
                                                                   (UNAUDITED)          AUGUST 31, 1997
                                                                ---------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income.....................................     $   76,150,871         $  197,482,420
  Net realized gain from investments and foreign currency
    transactions............................................        611,043,732          1,070,814,751
  Net unrealized appreciation (depreciation) on
   investments..............................................        (81,888,110)           862,081,294
                                                                ---------------------------------------
    Net increase in net assets resulting from operations....        605,306,493          2,130,378,465
 Distributions to shareholders from:
  Net investment income:
   Class I..................................................       (200,177,241)          (173,704,228)
   Class II.................................................         (4,458,594)            (1,366,380)
  Net realized gains:
   Class I..................................................     (1,180,204,501)          (420,453,674)
   Class II.................................................        (33,489,835)            (4,340,189)
 Capital share transactions (Note 2):
   Class I..................................................      1,396,641,317            658,499,802
   Class II.................................................        125,657,661            126,894,283
                                                                ---------------------------------------
    Net increase in net assets..............................        709,275,300          2,315,908,079
Net assets:
 Beginning of period........................................      8,857,672,820          6,541,764,741
                                                                ---------------------------------------
 End of period..............................................     $9,566,948,120         $8,857,672,820
                                                                =======================================
Undistributed net investment income included in net assets:
 End of period..............................................     $   32,099,657         $  160,584,621
                                                                =======================================

                       See Notes to Financial Statements.
                                                                              23

PAGE



TEMPLETON WORLD FUND
Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton World Fund (the Fund) is a separate, diversified series of Templeton Funds, Inc. (the Company) which is an open-end investment company registered under the Investment Company Act of 1940. The Fund seeks long-term capital growth through a flexible policy of investing in stocks and debt obligations of companies and governments of any nation. The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Directors.

b. FOREIGN CURRENCY TRANSLATIONS:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. When the Fund purchases or sells foreign securities it will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transactions.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. INCOME TAXES:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as

 24

PAGE


TEMPLETON WORLD FUND
Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)
d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONT.) information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Common expenses incurred by the Company are allocated among the funds based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

e. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. CAPITAL STOCK

The Fund offers two classes of shares: Class I and Class II shares. The shares differ by their initial sales load, distribution fees, voting rights on matters affecting a single class and the exchange privilege of each class.

At February 28, 1998, there were 3.7 billion shares of capital stock authorized ($1.00 par value) of which 1.2 billion shares have been classified as Fund shares as follows: 800 million Class I shares and 400 million Class II shares. Transactions in the Fund's shares were as follows:

                                                              SIX MONTHS ENDED                         YEAR ENDED
                                                              FEBRUARY 28, 1998                     AUGUST 31, 1997
                                                        ------------------------------------------------------------------

                                                          SHARES           AMOUNT               SHARES          AMOUNT
                                                        ------------------------------------------------------------------
CLASS I SHARES:
Shares sold...........................................   55,842,478    $  996,036,614          50,518,371    $ 908,100,346
Shares issued on reinvestment of distributions........   69,173,279     1,243,612,255          33,921,940      537,536,364
Shares redeemed.......................................  (48,011,532)     (843,007,552)        (44,339,505)    (787,136,908)
                                                        ------------------------------------------------------------------
Net increase..........................................   77,004,225    $1,396,641,317          40,100,806    $ 658,499,802
                                                        ==================================================================

                                                                              25

PAGE


TEMPLETON WORLD FUND
Notes to Financial Statements (unaudited) (continued)

2. CAPITAL STOCK (CONT.)

                                                                  SIX MONTHS ENDED                     YEAR ENDED
                                                                 FEBRUARY 28, 1998                   AUGUST 31, 1997
                                                             ------------------------------------------------------------

                                                               SHARES         AMOUNT             SHARES         AMOUNT
                                                             ------------------------------------------------------------
CLASS II SHARES:
Shares sold................................................   6,751,289    $120,063,647         7,233,238    $130,727,138
Shares issued on reinvestment of distributions.............   1,795,918      31,790,420           301,031       4,729,632
Shares redeemed............................................  (1,530,330)    (26,196,406)         (479,002)     (8,562,487)
                                                             ------------------------------------------------------------
Net increase...............................................   7,016,877    $125,657,661         7,055,267    $126,894,283
                                                             ============================================================

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Fund are also officers or directors of Templeton Global Advisors Ltd. (TGAL), Franklin Templeton Services, Inc. (FT Services), Franklin/Templeton Distributors, Inc. (Distributors), and Franklin/Templeton Investor Services, Inc. (Investor Services), the Fund's investment manager, administrative manager, principal underwriter, and transfer agent, respectively.

The Fund pays an investment management fee to TGAL based on the average daily net assets of the Fund as follows:

ANNUALIZED
 FEE RATE                  AVERAGE DAILY NET ASSETS
-----------------------------------------------------------------
0.75%         First $200 million
0.675%        Over $200 million, up to and including $1.3 billion
0.60%         Over $1.3 billion

The Fund pays its allocated share of an administrative fee to FT Services based on the Company's aggregate average daily net assets as follows:

ANNUALIZED
 FEE RATE                  AVERAGE DAILY NET ASSETS
-----------------------------------------------------------------
0.15%         First $200 million
0.135%        Over $200 million, up to and including $500 million
0.10%         Next $500 million
0.075%        Over $1.2 billion

The Fund reimburses Distributors up to 0.25% and 1.00% per year of the average daily net assets of Class I and Class II shares, respectively, for costs incurred in marketing the Fund's Class I and Class II shares. Under the Class I distribution plan, costs and expenses exceeding the maximum may be reimbursed in subsequent periods. At February 28, 1998, there were no unreimbursed costs. Distributors received net commissions from sales of Fund shares, and received contingent deferred sales charges for the period of $1,519,734 and $68,310, respectively.

Included in professional fees are legal fees of $7,455 that were paid to a law firm in which a partner is an officer of the Fund.

 26

PAGE


TEMPLETON WORLD FUND
Notes to Financial Statements (unaudited) (continued)

4. INCOME TAXES

The cost of securities for income tax purposes is the same as that shown in the Statement of Investments. At February 28, 1998, the net unrealized appreciation based on the cost of investments for income tax purposes was as follows:

Unrealized appreciation.....................................  $2,336,447,636
Unrealized depreciation.....................................    (392,529,173)
                                                              --------------
Net unrealized appreciation.................................  $1,943,918,463
                                                              ==============

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended February 28, 1998 aggregated $2,059,956,741 and $1,743,822,793, respectively.

                                                                              27

PAGE


                       This page intentionally left blank

PAGE



LITERATURE REQUEST


For a free brochure and prospectus, which contain more complete information, including charges and expenses, call Franklin Fund Information, toll free, at 1-800/DIAL BEN (1-800/342-5236). Please read the prospectus carefully before you invest or send money. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

FRANKLIN TEMPLETON GROUP


GLOBAL GROWTH
Franklin Global Health Care Fund
Templeton Developing
 Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller
 Companies Fund
Templeton Global
 Infrastructure Fund
Templeton Global
 Opportunities Trust
Templeton Global
 Real Estate Fund
Templeton Global
 Smaller Companies Fund
Templeton Greater European Fund
Templeton Growth Fund
Templeton Latin America Fund
Templeton Pacific Growth Fund
Templeton World Fund

GLOBAL GROWTH AND INCOME
Franklin Global Utilities Fund
Franklin Templeton German
 Government Bond Fund
Franklin Templeton Global
 Currency Fund
Mutual European Fund
Templeton Global Bond Fund
Templeton Growth and
 Income Fund

GLOBAL INCOME
Franklin Global Government
 Income Fund
Franklin Templeton Hard
 Currency Fund
Franklin Templeton High Income
 Currency Fund
Templeton Americas Government
 Securities Fund

GROWTH
Franklin Biotechnology
 Discovery Fund
Franklin Blue Chip Fund
Franklin California Growth Fund
Franklin DynaTech Fund
Franklin Equity Fund
Franklin Gold Fund
Franklin Growth Fund
Franklin MidCap Growth Fund
Franklin Small Cap
 Growth Fund
Mutual Discovery Fund

GROWTH AND INCOME
Franklin Asset Allocation Fund
Franklin Balance Sheet
 Investment Fund*
Franklin Convertible
 Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Franklin MicroCap Value Fund*
Franklin Natural Resources Fund
Franklin Real Estate
 Securities Fund
Franklin Rising Dividends Fund
Franklin Strategic Income Fund
Franklin Utilities Fund
Franklin Value Fund
Mutual Beacon Fund
Mutual Financial Services Fund
Mutual Qualified Fund
Mutual Shares Fund
Templeton American Trust, Inc.

Fund Allocator Series
Franklin Templeton Conservative
 Target Fund
Franklin Templeton Moderate
 Target Fund
Franklin Templeton Growth
 Target Fund

INCOME
Franklin Adjustable Rate
 Securities Fund
Franklin Adjustable U.S.
 Government Securities Fund
Franklin's AGE High Income Fund
Franklin Investment Grade
 Income Fund
Franklin Short-Intermediate
 U.S. Government Securities Fund
Franklin U.S. Government
 Securities Fund
Franklin Money Fund
Franklin Federal Money Fund

For Corporations
Franklin Corporate Qualified
 Dividend Fund

FRANKLIN FUNDS SEEKING
TAX-FREE INCOME
Federal Intermediate-Term
 Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund
Puerto Rico Tax-Free
 Income Fund
Tax-Exempt Money Fund

FRANKLIN STATE-SPECIFIC
FUNDS SEEKING
TAX-FREE INCOME
Alabama
Arizona**
Arkansas***
California**
Colorado
Connecticut
Florida**
Georgia
Hawaii***
Indiana
Kentucky
Louisiana
Maryland
Massachusetts+
Michigan**
Minnesota+
Missouri
New Jersey
New York**
North Carolina
Ohio+
Oregon
Pennsylvania
Tennessee***
Texas
Virginia
Washington***

VARIABLE ANNUITIES++
Franklin Valuemark(R)
Franklin Templeton
 Valuemark Income Plus
 (an immediate annuity)

*These funds are now closed to new accounts, with the exception of retirement accounts.

**Two or more fund options available: long-term portfolio, intermediate-term portfolio, a portfolio of insured municipal securities, and/or a high yield portfolio (CA) and a money market portfolio (CA and NY).

***The fund may invest up to 100% of its assets in bonds that pay interest subject to the federal alternative minimum tax.

+ Portfolio of insured municipal securities.

++Franklin Valuemark and Franklin Templeton Valuemark Income Plus are issued by Allianz Life Insurance Company of North America or by its wholly owned subsidiary, Preferred Life Insurance Company of New York, and distributed by NALAC Financial Plans, LLC.


PAGE

PRINCIPAL UNDERWRITER
Franklin/Templeton Distributors, Inc.
777 Mariners Island Blvd.
San Mateo, California 94404-1585

SHAREHOLDER SERVICES AGENT
1-800/632-2301

FUND INFORMATION
1-800/342-5236

This report must be preceded or accompanied by the current prospectus for the Templeton World Fund, which contains more complete information, including risk factors, charges and expenses. Like any investment in securities, the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors, as well as investment decisions by the Investment Manager, which will not always be profitable or wise. The Fund and Fund investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded, and accessed. These calls can be determined by the presence of a regular beeping tone.


102 S98 04/98 [LOGO] Printed on recycled paper